Leases (Tables)	12 Months Ended
Dec. 25, 2021
Leases [Abstract]
Summary of Lease Components

The components of operating and finance lease cost for the year ended December 25, 2021 and December 26, 2020 were as follows:

	Year Ended	Year Ended
	December 25, 2021	December 26, 2020
Operating lease cost	$20,860	$19,189
Short term lease costs	4,827	2,404
Variable lease costs	1,496	898
Finance lease cost:
Amortization of right of use assets	914	813
Interest on lease liabilities	123	143

The implicit rate is not determinable in most of the Company’s leases, as such management uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 25, 2021 and December 26, 2020:

	December 25, 2021		December 26, 2020
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
Weighted average remaining lease term	6.60	2.60	7.19	2.61
Weighted average discount rate	7.88%	5.59%	8.28%	7.14%

Supplemental balance sheet information related to the Company’s finance leases as of December 25, 2021 and December 26, 2020:

	December 25,	December 26,
	2021	2020
Finance lease assets, net, included in property plant and equipment	$1,768	$1,919

Current portion of long-term debt	767	872
Long-term debt, less current portion	1,015	1,172
Total principal payable on finance leases	$1,782	$2,044

Supplemental cash flow information related to our operating leases was as follows for the year ended December 25, 2021 and December 26, 2020:

	Year Ended	Year Ended
	December 25,	December 26,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$19,767	$18,641
Operating cash outflow from finance leases	127	143
Financing cash outflow from finance leases	938	836

Schedule of Lease Liability Maturity

As of December 25, 2021, our future minimum rental commitments are immaterial for lease agreements beginning after the current reporting period. Maturities of our lease liabilities for all operating and finance leases are as follows as of December 25, 2021:

	Operating Leases	Finance Leases
Less than one year	$19,192	$922
1 to 2 years	17,224	632
2 to 3 years	16,058	315
3 to 4 years	15,349	92
4 to 5 years	14,582	41
After 5 years	29,649	—
Total future minimum rental commitments	112,054	2,002
Less – amounts representing interest	(24,490)	(220)
Present value of lease liabilities	$87,564	$1,782

Schedule of Lease Liability Maturity

As of December 25, 2021, our future minimum rental commitments are immaterial for lease agreements beginning after the current reporting period. Maturities of our lease liabilities for all operating and finance leases are as follows as of December 25, 2021:

	Operating Leases	Finance Leases
Less than one year	$19,192	$922
1 to 2 years	17,224	632
2 to 3 years	16,058	315
3 to 4 years	15,349	92
4 to 5 years	14,582	41
After 5 years	29,649	—
Total future minimum rental commitments	112,054	2,002
Less – amounts representing interest	(24,490)	(220)
Present value of lease liabilities	$87,564	$1,782